INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN AFFILIATES [Abstract]
Schedule of Investments
	As of December 31,
	2014	2015
	RMB	RMB
At the beginning of year	86,368,746	95,918,035
Share of gain of affiliated companies	9,549,289	13,669,112
At the end of year	95,918,035	109,587,147